Prepayment, Deposits and Other Receivables - Schedule of Prepayment, Deposits and Other Receivables (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Schedule of Prepayment, Deposits and Other Receivables [Abstract]
Prepayment	$ 874,014	$ 111,341	$ 268,156
Deposits	77,600	9,885	77,600
Other receivables	17,088	2,177
Total prepayment, deposits and other receivables	$ 968,702	$ 123,403	$ 345,756